Related Party Disclosures (Tables)	12 Months Ended
Jun. 30, 2026
Related Party Disclosures [Abstract]
Schedule of Transactions Between Related Parties	The following table provides the total amount of transactions and outstanding balances (excluding loans with related parties and remuneration) that have been entered into with related parties for the relevant financial year.
		Sales to related parties $	Purchases from related parties $	Amounts owed by related parties $	Amounts owed to related parties $
Iron Bear Resources Limited	2026	-	-	-	-
Iron Bear Resources Limited	2025	-	548	-	-
CuFe Limited	2026	-	22,313	-	-
CuFe Limited	2025	-	-	-	-

Schedule of Remuneration of Directors and Key Management Personnel

The following table discloses the remuneration of directors and key management personnel of the Company:

	30 June 2026 $	30 June 2025 $
Short-term employee benefits	1,320,829	1,512,519
Post-employment benefits	-	-
Share-based payments	48,472,873	25,409,893
Long-term employee benefits	-	-
	49,793,702	26,922,412